STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	May 08, 2011
Issue Price Per Ordinary Share	$ 0.02174
Issue Price Per Ordinary Share, Issue One		$ 8
Underwriters' Discount and Expenses, Issue One		$ (1,433,766)
Issue Price Per Ordinary Share, Issue Two		$ 8
Underwriters' Discount and Expenses, Issue Two		$ (29,820)
Ordinary Shares Forfeited By Initial Shareholders, Shares			123,375